Property, plant and equipment - Operating lease - minimum payments under sale-and-leaseback arrangements (Detail) € in Millions	Dec. 31, 2017 EUR (€)
2018 [Member]
Contractual obligations [Line items]
Minimum payments under sale-and-leaseback arrangements	€ 31
2019 [Member]
Contractual obligations [Line items]
Minimum payments under sale-and-leaseback arrangements	30
2020 [Member]
Contractual obligations [Line items]
Minimum payments under sale-and-leaseback arrangements	24
2021 [Member]
Contractual obligations [Line items]
Minimum payments under sale-and-leaseback arrangements	23
2022 [Member]
Contractual obligations [Line items]
Minimum payments under sale-and-leaseback arrangements	20
Thereafter [Member]
Contractual obligations [Line items]
Minimum payments under sale-and-leaseback arrangements	€ 91